Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Summary of Net Loss Per Common Share Basic and Diluted	Accordingly, net loss per common share, basic and diluted, is calculated as follows:

	Three Months Ended March 31,
	2023	2022
Common stock subject to possible redemption
Numerator: Earnings allocable to common stock subject to redemption
Interest earned on marketable securities held in Trust Account, net of taxes	$338,383	$12,398

Net income attributable to common stock subject to possible redemption	$338,383	$12,398

Denominator: Weighted average common shares subject to redemption
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption	3,969,826	23,000,000

Basic and diluted net income per share, common stock subject to possible redemption	$0.09	$0.00

	Three Months Ended March 31,
	2023	2022

Non-Redeemable common stock
Numerator: Net loss minus net earnings—Basic and diluted
Net loss	$(1,472,888)	$(369,935)
Less: net income attributable to common stock subject to redemption	(338,383)	(12,398)

Net loss attributable to non-redeemable common stock	$(1,811,271)	$(382,333)

Denominator: Weighted average non-redeemable common shares
Weighted-average non-redeemable common shares outstanding, basic and diluted	6,540,000	6,540,000

Basic and diluted net loss per share, non-redeemable common stock	$(0.28)	$(0.06)